Other assets - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	£ 3,810	£ 3,256
Within 1 year £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	1,577	1,336
1 to 2 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	956	857
2 to 3 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	821	680
3 to 4 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	365	309
4 to 5 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	85	70
Over 5 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	£ 6	£ 4